CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss	$ (24,701)	$ (16,358)	$ (14,172)
Adjustments to profit or loss items:
Depreciation and amortization	2,413	1,098	1,271
Changes in the fair value of contingent consideration	(1,037)
Share-based compensation	1,906	935	822
Operating expense settled by issuance of shares	2,621	1,952
Finance expenses (income), net	362	6	(21)
Taxes on income	169	4	259
Adjustments to profit or loss items	6,434	3,995	2,331
Changes in asset and liability items:
Decrease (increase) in user funds	5,841	(9,201)
Increase (decrease) in user accounts	(5,841)	2,790	6,411
Decrease (increase) in other receivables and prepaid expenses	(142)	(530)	274
Decrease (increase) in trade receivables	58	(613)	743
Increase (decrease) in trade payables	1,783	403	(501)
Increase in accrued severance pay, net	187	296	158
Increase other long-term assets	(5)	(264)	(73)
Increase (decrease) in accrued expenses and other payables	1,807	2,223	(3,019)
Changes in asset and liability items	3,688	(4,896)	3,993
Cash paid during the year for:
Interest paid, net	(162)	(3)	(9)
Taxes paid	(167)	(62)	(417)
Total Cash paid and received	(329)	(65)	(426)
Net cash used in operating activities	(14,908)	(17,324)	(8,274)
Cash flows from investing activities:
Purchase of property and equipment	(251)	(181)	(56)
Proceeds from sale of property and equipment	5	2	14
Acquisition of a subsidiary, net of cash acquired (a)	(4,183)	(4,367)
Payment of payables for an acquisition of a subsidiary	(156)
Proceeds from receivables for an acquisition of a subsidiary	163
Decrease in other long-term assets			108
Investment in short-term bank deposits	(200)
Investment in long-term assets	(353)
Net cash used in investing activities	(4,975)	(4,546)	66
Cash flows from financing activities:
Proceeds from issuance of Preferred C shares, net		26,131
Repayment of lease liabilities	(688)	(574)	(657)
Receipt of short-term bank loan and credit	2,505
Receipt from a long-term bank loan			338
Repayment of a long-term bank loan		(364)
Exercise of options	73	33	46
Net cash provided by (used in) financing activities	1,890	25,226	(273)
Exchange differences on balances of cash and cash equivalents	(594)	(167)	121
Increase (decrease) in cash and cash equivalents	(18,587)	3,189	(8,360)
Cash and cash equivalents at the beginning of the period	25,079	21,890	30,250
Cash and cash equivalents at the end of the period	6,492	25,079	21,890
(a) Acquisition of an initially consolidated subsidiary:
Working capital (excluding cash and cash equivalents)	(992)	23
Other receivables	163
Property and equipment	12	4
Intangible assets	5,734	2,613
Goodwill	7,607	5,723
Other payables		(156)
Shares issued	(6,573)	(2,465)
Contingent consideration	(1,768)	(1,375)
Acquisition of subsidiaries, net of cash acquired	4,183	4,367
Significant non-cash transactions:
Purchase of intangible assets paid with Preferred C shares		1,368
Right-of-use asset recognized with corresponding lease liability	$ 74	$ 354	$ 719